MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) € in Thousands, $ in Thousands					1 Months Ended	2 Months Ended	12 Months Ended
	May 16, 2016 USD ($)	Sep. 17, 2014 USD ($)	Dec. 19, 2013 USD ($)	Dec. 19, 2013 EUR (€)	Mar. 31, 2017 USD ($)	Jul. 24, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013 USD ($) shares	Jul. 13, 2013 USD ($)
Related Party Transaction [Line Items]
Proceeds from related party guarantee							$ 5,118
Shares issued for real estate investment | shares											1,300,580
Deduction from the gross amount							232
Finance expense							140
Flamingo South Beach Condominium [Member]
Related Party Transaction [Line Items]
Time period										3 years
Aggregate price of consideration from sale of units		$ 6,411
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Monthly rent payment for property leased from related party							$ 25
Annual percentage increase for rent							3.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage							73.00%
Transaction amount											$ 7,153
Time period											3 years
Majority Shareholder [Member] | Financial Guarantee [Member]
Related Party Transaction [Line Items]
Maximum annual guarantee obligation under credit agreement carrying value												$ 20,000
Maximum aggregate guarantee obligation under credit agreement carrying value												$ 60,000
Term of loan guarantee									3 years
Proceeds from related party guarantee | €						€ 5,000
Related party yearly rate						0.76%
Director [Member]
Related Party Transaction [Line Items]
Reimbursement of reasonable work-related expenses | €				€ 12
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monthly consulting fee			$ 4
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from related party guarantee					$ 5,118
Maturity date					Apr. 01, 2019
Reserve from transaction with controlling shareholder					$ 372
Chief Executive Officer [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Salary to CEO	$ 200		170
Chief Executive Officer [Member] | Maximum [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses	24		24
Reimbursement of reasonable work-related expenses	$ 50		$ 50